Accrued Liabilities (Details Narrative) (10K) - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued professional fees	$ 5,250	$ 3,826	$ 5,250